Investments OTTI Credit Losses Recognized in Earnings (Detail) (Fixed maturities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	$ 19.6		$ 27.7		$ 35.8
Credit losses for which an OTTI was previously recognized	0		0.1		0.1
Credit losses for which an OTTI was not previously recognized	0		0		0.3
Reductions for securities sold/matured	(0.1)		0		(0.2)
Change in recoveries of future cash flows expected to be collected	(6.4)	[1],[2]	(8.0)	[1],[2]	(4.0)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	(0.2)	[3]	(4.3)	[3]
Ending balance	13.1		19.6		27.7
Residential mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	19.2		27.1		34.5
Credit losses for which an OTTI was previously recognized	0		0.1		0.1
Credit losses for which an OTTI was not previously recognized	0		0		0.3
Reductions for securities sold/matured	(0.1)		0		0
Change in recoveries of future cash flows expected to be collected	(6.4)	[1],[2]	(7.8)	[1],[2]	(3.8)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	(0.2)	[3]	(4.0)	[3]
Ending balance	12.7		19.2		27.1
Commercial mortgage-backed securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Beginning balance	0.4		0.6		1.3
Credit losses for which an OTTI was previously recognized	0		0		0
Credit losses for which an OTTI was not previously recognized	0		0		0
Reductions for securities sold/matured	0		0		(0.2)
Change in recoveries of future cash flows expected to be collected	0	[1],[2]	(0.2)	[1],[2]	(0.2)	[1],[2]
Reductions for previously recognized credit impairments written-down to fair value	0	[3]	0	[3]	(0.3)	[3]
Ending balance	$ 0.4		$ 0.4		$ 0.6

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $4.3 million, $2.6 million, and $1.4 million at December 31, 2014, 2013, and 2012, respectively, recognized in income in excess of the cash flows expected to be collected at the time of the write-downs.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).